Shareholder Report, Average Annual Return (Details)							12 Months Ended		24 Months Ended	47 Months Ended	48 Months Ended	60 Months Ended	67 Months Ended	81 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2022	Jul. 31, 2020	Jun. 30, 2020	Dec. 14, 2018	Sep. 29, 2017	Jul. 15, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000157835
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Eventide Balanced Fund
Average Annual Return, Percent							5.98%					6.53%			6.03%
C000157836
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Balanced Fund
C000157837
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Balanced Fund
C000157838
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Balanced Fund
C000220844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Eventide Core Bond Fund
Average Annual Return, Percent							(3.48%)			(4.84%)
C000220845
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Core Bond Fund
C000220846
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Core Bond Fund
C000220843
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Core Bond Fund
C000193764
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Eventide Dividend Opportunities Fund
Average Annual Return, Percent							14.40%					11.60%		9.55%
C000193765
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Dividend Opportunities Fund
C000193766
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Dividend Opportunities Fund
C000193767
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Dividend Opportunities Fund
C000219892
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Eventide Exponential Technologies Fund
Average Annual Return, Percent							(6.05%)				3.41%
C000219893
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Exponential Technologies Fund
C000219894
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Exponential Technologies Fund
C000219891
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Exponential Technologies Fund
C000080457
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Eventide Gilead Fund
Average Annual Return, Percent							(6.38%)					4.90%				8.61%
C000080458
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Gilead Fund
C000080459
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Gilead Fund
C000065340
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Gilead Fund
C000121707
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Eventide Healthcare & Life Sciences Fund
Average Annual Return, Percent							(14.96%)					0.78%				8.73%
C000121708
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Healthcare & Life Sciences Fund
C000121710
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Healthcare & Life Sciences Fund
C000121709
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Healthcare & Life Sciences Fund
C000236480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Eventide Large Cap Focus Fund
Average Annual Return, Percent							15.35%		14.82%
C000236481
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Large Cap Focus Fund
C000236482
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Large Cap Focus Fund
C000236479
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Large Cap Focus Fund
C000202730
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Eventide Limited-Term Bond Fund
Average Annual Return, Percent							(0.93%)					(0.32%)				0.70%
C000202731
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Limited-Term Bond Fund
C000202732
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Limited-Term Bond Fund
C000202733
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Eventide Limited-Term Bond Fund
Without Sales Load [Member] | C000157835
Average Annual Return [Line Items]
Average Annual Return, Percent							12.45%					7.79%			6.73%
Without Sales Load [Member] | C000157836
Average Annual Return [Line Items]
Average Annual Return, Percent							11.58%					6.94%			5.91%
Without Sales Load [Member] | C000157837
Average Annual Return [Line Items]
Average Annual Return, Percent							12.75%					8.00%			6.97%
Without Sales Load [Member] | C000157838
Average Annual Return [Line Items]
Average Annual Return, Percent							12.52%					7.79%			6.77%
Without Sales Load [Member] | C000220844
Average Annual Return [Line Items]
Average Annual Return, Percent							2.42%			(3.39%)
Without Sales Load [Member] | C000220845
Average Annual Return [Line Items]
Average Annual Return, Percent							1.53%			(4.11%)
Without Sales Load [Member] | C000220846
Average Annual Return [Line Items]
Average Annual Return, Percent							2.54%			(3.18%)
Without Sales Load [Member] | C000220843
Average Annual Return [Line Items]
Average Annual Return, Percent							2.34%			(3.37%)
Without Sales Load [Member] | C000193764
Average Annual Return [Line Items]
Average Annual Return, Percent							21.35%					12.92%		10.52%
Without Sales Load [Member] | C000193765
Average Annual Return [Line Items]
Average Annual Return, Percent							20.50%					12.03%		9.69%
Without Sales Load [Member] | C000193766
Average Annual Return [Line Items]
Average Annual Return, Percent							21.70%					13.16%		10.78%
Without Sales Load [Member] | C000193767
Average Annual Return [Line Items]
Average Annual Return, Percent							21.40%					12.93%		10.55%
Without Sales Load [Member] | C000219892
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.33%)				4.95%
Without Sales Load [Member] | C000219893
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.11%)				4.18%
Without Sales Load [Member] | C000219894
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.08%)				5.19%
Without Sales Load [Member] | C000219891
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.25%)				4.97%
Without Sales Load [Member] | C000080457
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.66%)					6.15%				9.25%
Without Sales Load [Member] | C000080458
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.39%)					5.35%				8.43%
Without Sales Load [Member] | C000080459
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.40%)					6.41%				9.53%
Without Sales Load [Member] | C000065340
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.62%)					6.20%				9.30%
Without Sales Load [Member] | C000121707
Average Annual Return [Line Items]
Average Annual Return, Percent							(9.78%)					1.99%				9.38%
Without Sales Load [Member] | C000121708
Average Annual Return [Line Items]
Average Annual Return, Percent							(10.44%)					1.22%				8.57%
Without Sales Load [Member] | C000121710
Average Annual Return [Line Items]
Average Annual Return, Percent							(9.58%)					2.23%				9.66%
Without Sales Load [Member] | C000121709
Average Annual Return [Line Items]
Average Annual Return, Percent							(9.76%)					2.03%				9.44%
Without Sales Load [Member] | C000236480
Average Annual Return [Line Items]
Average Annual Return, Percent							22.42%		18.27%
Without Sales Load [Member] | C000236481
Average Annual Return [Line Items]
Average Annual Return, Percent							21.39%		17.43%
Without Sales Load [Member] | C000236482
Average Annual Return [Line Items]
Average Annual Return, Percent							22.73%		18.57%
Without Sales Load [Member] | C000236479
Average Annual Return [Line Items]
Average Annual Return, Percent							22.47%		18.38%
Without Sales Load [Member] | C000202730
Average Annual Return [Line Items]
Average Annual Return, Percent							5.09%					0.87%				1.30%
Without Sales Load [Member] | C000202731
Average Annual Return [Line Items]
Average Annual Return, Percent							4.26%					0.11%	0.85%
Without Sales Load [Member] | C000202732
Average Annual Return [Line Items]
Average Annual Return, Percent							5.35%					1.12%				1.27%
Without Sales Load [Member] | C000202733
Average Annual Return [Line Items]
Average Annual Return, Percent							5.18%					0.93%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)			1.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)			1.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)			1.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)			1.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%			(2.78%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%			(2.78%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%			(2.78%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%			(2.78%)
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%		6.24%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%		6.24%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%		6.24%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%		6.24%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%				10.30%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%				10.30%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%				10.30%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%				10.30%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg US 3000 Equal Weight Total Return Index
Average Annual Return, Percent							6.75%					7.03%				6.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							24.56%		22.05%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							24.56%		22.05%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							24.56%		22.05%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							24.56%		22.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)	1.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%					(0.23%)	1.03%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent							8.12%					5.54%			5.81%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent							8.12%					5.54%			5.81%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent							8.12%					5.54%			5.81%
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Average Annual Return, Percent							8.12%					5.54%			5.81%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent							12.40%					10.12%		9.96%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent							12.40%					10.12%		9.96%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent							12.40%					10.12%		9.96%
Bloomberg US Mid Cap USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Mid Cap Total Return Index
Average Annual Return, Percent							12.40%					10.12%		9.96%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent							9.21%				8.67%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent							9.21%				8.67%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent							9.21%				8.67%
Bloomberg US 2500 Technology Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US 2500 Technology Total Return Index
Average Annual Return, Percent							9.21%				8.67%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent							11.87%					10.01%				10.08%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent							11.87%					10.01%				10.08%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent							11.87%					10.01%				10.08%
Bloomberg US BMID Growth (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Growth Total Return Index
Average Annual Return, Percent							11.87%					10.01%				10.08%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Average Annual Return, Percent							11.93%					1.28%				6.28%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Average Annual Return, Percent							11.93%					1.28%				6.28%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Average Annual Return, Percent							11.93%					1.28%				6.28%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Biotechnology Select Industry Total Return Index
Average Annual Return, Percent							11.93%					1.28%				6.28%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent							4.66%					1.02%				1.42%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent							4.66%					1.02%	1.69%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent							4.66%					1.02%				1.42%
Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return, Percent							4.66%					1.02%	1.69%